Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity risk management is an integral part of our overall enterprise risk management strategy. As a young and rapidly growing company and given the ever-evolving nature of cybersecurity risks, we regularly review and seek to improve our strategies for addressing cybersecurity risks and threats. Our approach to cybersecurity risk management involves identifying, monitoring, assessing, and responding to cybersecurity threats and incidents, facilitating coordination across different departments of the Company, and escalating issues within management and to the Board of Directors, as appropriate.

We engage a third-party IT service provider to assist us with implementation and operation of technical controls designed to identify, assess, manage and mitigate cybersecurity risks. This includes management of endpoints, patches, user access and incidents, as well as IT change management. Cybersecurity awareness training is also provided to employees on an ongoing basis. We also have processes in place to oversee and identify risks from cybersecurity threats associated with our use of third-party vendors and service providers.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our approach to cybersecurity risk management involves identifying, monitoring, assessing, and responding to cybersecurity threats and incidents, facilitating coordination across different departments of the Company, and escalating issues within management and to the Board of Directors, as appropriate.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
Despite our efforts, we cannot eliminate all risks from cybersecurity threats. We cannot provide assurances that we have not experienced an undetected cybersecurity incident, and we cannot guarantee that our information technology systems include sufficient controls to prevent future cybersecurity incidents. For more information about these risks and how they have impacted our Company, please see “Item 3. Key Information—D. Risk Factors—Risks Related to Employee Matters, Managing Our Business and Operations—Cyber-attacks or other failures in our telecommunications or IT systems, or those of our collaborators, CROs, third-party logistics or other service providers, distributors, suppliers or other contractors or consultants, could result in information theft, data corruption and significant disruption or unavailability of our business operations”.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors has ultimate oversight responsibility for enterprise risk management, including cybersecurity risk management, and delegates cybersecurity risk management oversight to the audit committee. The audit committee meets on a quarterly basis and is responsible for reviewing the Company’s approach and practices with respect to risk assessment and management, which includes cybersecurity risks. On at least an annual basis, management provides an update to the Board of Directors on cybersecurity risk. Additionally, management would follow a risk-based escalation process to notify the audit committee and Board of Directors outside of the cycle of regular updates if they identify an emerging risk or material issue. As part of such process, any material cybersecurity incidents would be escalated by management to the Board of Directors.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has ultimate oversight responsibility for enterprise risk management, including cybersecurity risk management, and delegates cybersecurity risk management oversight to the audit committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management receives updates and reports from our third-party IT service provider regarding cybersecurity matters on a regular basis. Management provides quarterly updates to the audit committee regarding IT and cybersecurity risks and mitigation strategies in place to address them.
Cybersecurity Risk Role of Management [Text Block]
Management is responsible for identifying, assessing and managing material cybersecurity risks on an ongoing basis. Cybersecurity risk management is under the direction of our co-founder and Managing Director, Ireland who has maintained responsibility for IT and cybersecurity since the establishment of the Company. He is assisted in this role by our IT Director, Finance team, professional IT consultants that we engage from time to time and our third-party IT service provider. Management receives updates and reports from our third-party IT service provider regarding cybersecurity matters on a regular basis. Management provides quarterly updates to the audit committee regarding IT and cybersecurity risks and mitigation strategies in place to address them.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Board of Directors has ultimate oversight responsibility for enterprise risk management, including cybersecurity risk management, and delegates cybersecurity risk management oversight to the audit committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Cybersecurity risk management is under the direction of our co-founder and Managing Director, Ireland who has maintained responsibility for IT and cybersecurity since the establishment of the Company.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Management is responsible for identifying, assessing and managing material cybersecurity risks on an ongoing basis. Cybersecurity risk management is under the direction of our co-founder and Managing Director, Ireland who has maintained responsibility for IT and cybersecurity since the establishment of the Company. He is assisted in this role by our IT Director, Finance team, professional IT consultants that we engage from time to time and our third-party IT service provider. Management receives updates and reports from our third-party IT service provider regarding cybersecurity matters on a regular basis. Management provides quarterly updates to the audit committee regarding IT and cybersecurity risks and mitigation strategies in place to address them.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true